RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 123	$ 202	$ 243	$ 362
Cost of goods sold	31	83	87	196
Selling, general and administrative expenses	32	35	56	68
Trade receivables	4		4		$ 4
Trade payables	60		60		83
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	264	251	428	502
Cost of goods sold	63	$ 150	155	$ 256
Trade receivables	204		204		121
Trade payables	$ 86		$ 86		$ 70